Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Allowance for Loan Losses

NOTE 4—ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agricultural loans, Commercial Real Estate loans, Residential Real Estate loans, Real Estate Construction loans and Consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain economic factors are also considered for trends which management uses to establish the directionality of changes to the unallocated portion of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures

•	Changes in experience and depth of lending and management staff

•	Changes in quality of Citizens’ credit review system

•	Changes in the nature and volume of the loan portfolio

•	Changes in past due, classified and nonaccrual loans and TDRs

•	Changes in economic and business conditions

•	Changes in competition or legal and regulatory requirements

•	Changes in concentrations within the loan portfolio

•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Company considers the allowance for loan losses of $16,528 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2013. The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2013 and December 31, 2012. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013
Allowance for loan losses:
Beginning balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742
Charge-offs	(483)	(1,804)	(2,907)	(136)	(220)	—	(5,550)
Recoveries	141	449	458	108	80	—	1,236
Provision	372	(1,225)	1,893	(137)	108	89	1,100

Ending Balance	$2,841	$7,559	$5,224	$184	$214	$506	$16,528

For the year ended December 31, 2013, the allowance for Commercial Real Estate loans was reduced not only by charge-offs, but also due to the specific reserve required for impaired loans within this segment. The net result of these changes was represented as a decrease in the provision. The allowance for Real Estate Construction loans was reduced as a result of changes to specific reserves required for impaired loans and a reduction in the historical charge-offs for this segment. The result of these changes was represented as a decrease in the provision. The ending reserve balance for Residential Real Estate loans declined from the end of the previous year due to charge-offs during the period. Since these charged-off loans already had specific reserves assigned to them, we no longer need to carry as large a reserve for this segment. While we have seen improvement in asset quality, given the uncertainty in the economy, management determined that it was appropriate to maintain unallocated reserves at a higher level at this time.

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257
Charge-offs	(841)	(3,440)	(4,506)	(446)	(246)	—	(9,479)
Recoveries	353	612	397	131	71	—	1,564
Provision	423	2,396	4,093	(310)	(298)	96	6,400

Ending Balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

For the year ended December 31, 2012, the allowance for both Real Estate Construction and Consumer loans was a negative provision made based on volume changes in the underlying loan portfolio. Total loans for these segments declined from the end of last year, leading to a smaller calculated required reserve. This is represented as a decrease in the provision. The allowance related to the unallocated segment increased, but remained at a level management feels is generally consistent with prior periods.

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$1,262	$445	$802	$—	$—	$—	$2,509
Ending balance:
Collectively evaluated for impairment	$1,579	$7,114	$4,422	$184	$214	$506	$14,019

Ending balance	$2,841	$7,559	$5,224	$184	$214	$506	$16,528

Loan balances outstanding:
Ending balance:
Individually evaluated for impairment	$3,869	$10,175	$4,005	$—	$8		$18,057
Ending balance:
Collectively evaluated for impairment	$112,006	$433,671	$246,686	$39,964	$10,857		$843,184

Ending balance	$115,875	$443,846	$250,691	$39,964	$10,865		$861,241

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$286	$2,354	$1,199	$107	$60	$—	$4,006
Ending balance:
Collectively evaluated for impairment	$2,525	$7,785	$4,581	$242	$186	$417	$15,736

Ending balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

Loan balances outstanding:
Ending balance:
Individually evaluated for impairment	$5,420	$13,941	$6,127	$541	$61		$26,090
Ending balance:
Collectively evaluated for impairment	$95,241	$420,867	$244,471	$19,136	$9,748		$789,463

Ending balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

The following table represents credit exposures by internally assigned risk ratings for the periods ended December 31, 2013 and December 31, 2012. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk rating system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

•	Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Citizens will sustain some loss if the deficiencies are not corrected.

•	Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

•	Unrated – Generally, consumer loans are not risk-graded, except when collateral is used for a business purpose.

December 31, 2013	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$107,923	$415,938	$98,700	$35,495	$2,252	$660,308
Special Mention	2,038	9,145	986	21	—	12,190
Substandard	5,914	18,763	8,175	—	70	32,922
Doubtful	—	—	2,349	—	—	2,349

Ending Balance	$115,875	$443,846	$110,210	$35,516	$2,322	$707,769

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$90,159	$397,657	$89,896	$16,594	$994	$595,300
Special Mention	1,653	6,371	1,944	352	—	10,320
Substandard	8,849	30,780	12,873	1,001	106	53,609
Doubtful	—	—	—	—	—	—

Ending Balance	$100,661	$434,808	$104,713	$17,947	$1,100	$659,229

The following tables present performing and nonperforming loans based solely on payment activity for the periods ended December 31, 2013 and December 31, 2012 that have not been assigned an internal risk grade. These types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2013
Performing	$140,481	$4,448	$8,543	$153,472
Nonperforming	—	—	—	—

Total	$140,481	$4,448	$8,543	$153,472

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2012
Performing	$145,879	$1,730	$8,696	$156,305
Nonperforming	6	—	13	19

Total	$145,885	$1,730	$8,709	$156,324

Following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2013 and December 31, 2012.

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$105	$—	$443	$548	$115,327	$115,875	$—
Commercial Real Estate	655	201	2,098	2,954	440,892	443,846	—
Residential Real Estate	3,140	1,084	5,531	9,755	240,936	250,691	—
Real Estate Construction	—	—	—	—	39,964	39,964	—
Consumer and Other	170	20	—	190	10,675	10,865	—

Total	$4,070	$1,305	$8,072	$13,447	$847,794	$861,241	$—

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$31	$72	$553	$656	$100,005	$100,661	$—
Commercial Real Estate	1,000	533	6,794	8,327	426,481	434,808	80
Residential Real Estate	2,843	1,214	8,527	12,584	238,014	250,598	—
Real Estate Construction	43	—	416	459	19,218	19,677	—
Consumer and Other	127	20	29	176	9,633	9,809	—

Total	$4,044	$1,839	$16,319	$22,202	$793,351	$815,553	$80

The following table presents loans on nonaccrual status as of December 31, 2013 and December 31, 2012.

	2013	2012
Commericial & Agriculture	$1,590	$2,869
Commercial Real Estate	9,609	16,250
Residential Real Estate	9,210	9,701
Real Estate Construction	—	958
Consumer and Other	50	77

Total	$20,459	$29,855

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.

Loan modifications that are considered TDRs completed during the quarters and twelve month periods ended December 31, 2013 and December 31, 2012 were as follows:

	For the Twelve Month Period Ended December 31, 2013			For the Twelve Month Period Ended December 31, 2012
	Number of Contracts	Pre- Modification Outstanding Recorded Investment-	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	—	$—	$—	6	$984	$976
Commercial Real Estate	2	547	547	3	1,205	1,205
Residential Real Estate	—	—	—	25	1,740	1,662
Real Estate Construction	—	—	—	—	—	—
Consumer and Other	—	—	—	5	66	66

Total Loan Modifications	2	$547	$547	39	$3,995	$3,909

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans.

During both the twelve month period ended December 31, 2013 and December 31, 2012, there were no defaults on loans that were modified and considered TDRs during the respective twelve previous months.

Impaired Loans: Larger (greater than $500) commercial loans and commercial real estate loans, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2013 and December 31, 2012.

	December 31, 2013			December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commericial & Agriculture	$1,525	$1,657	$—	$5,053	$5,226	$—
Commercial Real Estate	5,983	6,214	—	5,446	8,114	—
Residential Real Estate	1,202	2,263	—	2,566	5,346	—
Real Estate Construction	—	—	—	—	521	—
Consumer and Other	8	8	—	1	1	—

Total	8,718	10,142	—	13,066	19,208	—
With an allowance recorded:
Commericial & Agriculture	2,344	2,437	1,262	367	385	286
Commercial Real Estate	4,192	4,496	445	8,495	8,681	2,354
Residential Real Estate	2,803	4,021	802	3,561	4,554	1,199
Real Estate Construction	—	—	—	541	547	107
Consumer and Other	—	—	—	60	60	60

Total	9,339	10,954	2,509	13,024	14,227	4,006
Total:
Commericial & Agriculture	3,869	4,094	1,262	5,420	5,611	286
Commercial Real Estate	10,175	10,710	445	13,941	16,795	2,354
Residential Real Estate	4,005	6,284	802	6,127	9,900	1,199
Real Estate Construction	—	—	—	541	1,068	107
Consumer and Other	8	8	—	61	61	60

Total	$18,057	$21,096	$2,509	$26,090	$33,435	$4,006

	December 31, 2013		December 31, 2012
For the year ended:	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commericial & Agriculture	$4,761	$186	$4,762	$276
Commercial Real Estate	11,919	521	16,482	958
Residential Real Estate	5,038	282	4,909	557
Real Estate Construction	302	—	533	25
Consumer and Other	31	—	34	2

Total	$22,051	$989	$26,720	$1,818